Benefits offered to team members (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Total obligations	R$ 274,288	R$ 240,190	R$ 201,516	R$ 216,632
Fair value of plan assets	(67,915)	(46,415)	R$ (39,380)	R$ (46,395)
Consolidated net balance (non-current liabilities)	206,373	193,775
Novamont Braskem America
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(66,073)	(44,823)
Braskem Alemanha
Disclosure of defined benefit plans [line items]
Fair value of plan assets	(1,842)	(1,592)
Defined benefit
Disclosure of defined benefit plans [line items]
Total obligations	183,609	156,957
Defined benefit | Novamont Braskem America
Disclosure of defined benefit plans [line items]
Total obligations	68,904	62,963
Defined benefit | Braskem Alemanha and Netherlands
Disclosure of defined benefit plans [line items]
Total obligations	114,705	93,994
Health care | Bradesco saúde
Disclosure of defined benefit plans [line items]
Total obligations	R$ 90,679	R$ 83,233